CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Class A Common Shares	Dec. 31, 2013 Class A Common Shares	Dec. 31, 2014 Series A Shares	Dec. 31, 2013 Series A Shares CNY	Dec. 31, 2014 Series B Shares	Dec. 31, 2013 Series B Shares CNY	Dec. 31, 2012 Series B Shares	Dec. 31, 2011 Series B Shares	Jul. 28, 2009 Series B Shares	Dec. 31, 2014 Series C Shares	Dec. 31, 2013 Series C Shares CNY	Dec. 31, 2012 Series C Shares	Dec. 31, 2011 Series C Shares	Sep. 02, 2010 Series C Shares	Dec. 31, 2014 Series D Shares	Dec. 31, 2013 Series D Shares CNY	Dec. 31, 2012 Series D Shares	Mar. 28, 2012 Series D Shares	Dec. 31, 2014 Series E Shares	Apr. 16, 2014 Series E Shares	Dec. 31, 2013 Series E Shares CNY	Dec. 02, 2013 Series E Shares	Dec. 31, 2014 Class B Common Shares	Dec. 31, 2013 Class B Common Shares
Allowance for doubtful accounts		5,969,648		5,041,727	3,513,353
Convertible redeemable preferred shares, par value									0.001		0.001					0.001					0.001					0.001
Convertible redeemable preferred shares, shares authorized									5,000,000		12,123,314					18,721,302					10,000,000					18,554,545
Issuance of shares (in shares)									5,000,000		12,123,314			8,030,303		17,348,382			15,679,743		10,000,000		10,000,000		4,545,455	18,554,545	18,554,545
Convertible redeemable preferred shares, shares outstanding									5,000,000		12,123,314	12,123,314	12,123,314			17,348,382	17,348,382	17,348,382			10,000,000	10,000,000				18,554,545
Common shares, par value	$ 0.001		$ 0.001
Common shares, shares authorized	500,000,000	500,000,000	425,173,466	425,173,466		407,328,619																						92,671,381
Common shares, shares issued	114,379,243	114,379,243				31,033,332																						83,345,911
Common shares, shares outstanding	114,379,243	114,379,243	6,096,842	6,096,842			31,033,332																						83,345,911